Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015
Current Assets:
Cash and cash equivalents	$ 115,942	$ 4,505	$ 97
Accounts receivable, net of allowance	95,409	82,618	99,249
Inventories	178,171	183,536	189,733
Donated food value of USDA commodity inventory	32,525	31,590	25,561
Prepaid expenses and other current assets	11,122	11,201	12,411
Total current assets	433,169	313,450	327,051
Property, plant and equipment, net	238,638	237,922	219,394
Other Assets:
Goodwill	299,708	299,708	275,262
Other intangibles, net	218,860	242,110	223,318
Deferred tax asset	16,718
Other	3,444	2,969	3,768
Total other assets	538,730	544,787	502,348
Total assets	1,210,537	1,096,159	1,048,793
Current Liabilities:
Current maturities of long-term debt	395	24,721	11,736
Trade accounts payable	60,920	43,896	67,709
Accrued payroll and payroll taxes	23,315	24,235	19,917
Accrued interest	457	20,028	20,980
Accrued promotion and marketing	38,784	25,289	13,504
Accrued obligations under USDA commodity program	36,337	30,541	28,525
Other accrued liabilities	18,622	37,548	17,665
Total current liabilities	178,830	206,258	180,036
Long-term debt:
Long-term debt, net of current maturities	1,036,014	1,202,065	1,244,166
Related party debt	41,440	31,772	31,644
Longterm debt, net of current maturities	1,077,454	1,233,837	1,275,810
Liabilities under tax receivable agreement-long-term (including related party	254,155
Deferred income taxes		42,750	35,292
Other long-term liabilities	29,779	40,541	24,693
Total liabilities	1,540,218	1,523,386	1,515,831
Commitments and contingencies
Stockholders' Deficit:
Common stock	773	651	641
Additional paid-in capital	5,876	3,549	1,783
Stockholder notes receivable	(898)	(3,884)	(2,514)
Accumulated deficit	(335,432)	(427,543)	(464,654)
Accumulated other comprehensive loss			(2,294)
Total stockholders' deficit	(329,681)	(427,227)	(467,038)
Total liabilities and stockholders' deficit	$ 1,210,537	$ 1,096,159	$ 1,048,793